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                             MAYER BROWN ROWE & MAW
                                  1675 Broadway
                            New York, New York 10019

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C.  20549

         Re:      The Universal Institutional Funds, Inc.
                  File number: 33-03013, 811-7607

Ladies and Gentlemen:

         On behalf of The Universal Institutional Funds, Inc. ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on April 30, 2002, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and
(ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2002, accession number 0000950130-02-003143.

         If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 506-2695.

                                         Very truly yours,

                                         The Universal Institutional Funds, Inc.

                                         By:/s/ Ronald E. Robison
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                                            Ronald E. Robison
                                            President